SUPPLEMENT TO THE SPARTAN(registered trademark) NEW JERSEY
MUNICIPAL MONEY
MARKET PORTFOLIO
PROSPECTUS
DATED DECEMBER 20, 1995
   On February 20, 1996, the fund's name changed from Spartan New Jersey Municipal Money Market Portfolio to Spartan New Jersey Municipal Money Market Fund.

SPARTAN(registered trademark) NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO A FUND OF FIDELITY BEACON STREET TRUST
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 20, 1995
On February 20,    1996, the fund's name changed from Spartan New Jersey
Municipal Money Market Portfolio to Spartan New Jersey Municipal Money Market Fund.